Steven I. Koszalka Secretary American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

September 29, 2017

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series – Managed Risk Funds
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 80 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 80 to the Registration Statement under the Investment Company Act of 1940, of American Funds Insurance Series (the “Series”). This registration statement contains amendments reflecting updates to the investment strategies of the managed risk funds offered by the Series. This filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on November 30, 2017.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

cc: Mark Cowan

Division of Investment Management –

Office of Insurance Products